SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Common Stock reflected on the condensed consolidated balance sheet (Details) - Class A Common Stock Subject to Redemption - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Contingently redeemable Class A Common Stock - Opening Balance	$ 28,750,110	$ 117,300,000		$ 117,300,000
Gross Proceeds			$ 115,000,000
Proceeds allocated to public warrants and private warrants			(10,614,500)
Issuance costs related to Class A Common Stock			(6,146,054)
Redemption of Class A Common Stock, including interest				(91,909,483)
Re-measurement of carrying value to redemption value	583,570	0	19,060,554	3,359,593
Contingently redeemable Class A Common Stock - Ending Balance	$ 29,333,680	$ 117,300,000	$ 117,300,000	$ 28,750,110